Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund AMCIZ PRO-15 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Class A Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class A Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class A Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class M Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class C Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 10 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 1 year	Fidelity Total Bond Fund - Class I Return Before Taxes Past 5 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Since Inception		Fidelity Total Bond Fund-Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	(4.29%)	3.29%	3.11%	(5.03%)	2.06%	1.80%	(2.53%)	2.01%	1.85%	(4.29%)	3.29%	3.11%	(2.12%)	3.32%	2.92%	(0.15%)	4.38%	3.79%	0.08%	4.54%	4.02%	[1]	Dec. 22, 2014	(1.54%)	3.57%	2.90%	(1.10%)	3.84%	3.31%

[1]	(a)Since inception December 22, 2014.